Transactions that do not Involve Cash	12 Months Ended
Dec. 31, 2024
Transactions That Do Not Involve Cash
Transactions that do not Involve Cash

32.	Transactions that do not Involve Cash

The following transactions did not involve cash or cash equivalents during the year ended December 31, 2024:

(i)	Capitalized loan interest: for the year ended December 31, 2024, amounted R$34,003 (R$56,871 for the year ended December 31, 2023).
(ii)	Addition of lease by right-of-use assets and respective lease liability: for year ended on December 31, 2024, amounted to R$1,241,654 (R$1,420,083 for the year ended December 31, 2023).